Finance income (Tables)	12 Months Ended
Mar. 31, 2025
Finance Income
Schedule of finance income

	March 31,
	2023	2024	2025
Interest income on :
- Bank deposits recognized at amortized cost	14,354	160,784	154,160
- Others	3,521	6,528	49,263
Foreign exchange gain (net)	7,655	-	-
Unwinding of other financial assets	3,414	3,402	4,401
Total	28,944	170,714	207,824